Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
November 30, 2022
IGS-NPRT1-0123
1.9891239.104
U.S. Treasury Obligations - 2.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2% 11/15/41 (b)(c)	300,000	218,496
3.25% 5/15/42 (b)(c)	1,200,000	1,077,938
U.S. Treasury Notes:
2.625% 7/31/29 (b)(c)	1,913,000	1,784,769
2.75% 8/15/32 (b)(c)(d)	4,136,000	3,830,970
4.375% 10/31/24	1,900,000	1,899,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,393,280)		8,811,728

U.S. Government Agency - Mortgage Securities - 134.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 33.4%
1.5% 1/1/36 to 6/1/51	5,238,381	4,389,984
2% 10/1/35 to 3/1/52	33,549,880	27,885,679
2.5% 5/1/31 to 2/1/52 (d)	43,243,081	38,324,036
3% 8/1/32 to 2/1/52	33,803,043	30,386,907
3.5% 7/1/34 to 4/1/52	19,502,027	18,177,560
4% 3/1/46 to 5/1/52	7,359,753	7,046,489
4.5% 10/1/39 to 7/1/52	8,446,563	8,370,005
5% 7/1/52 to 11/1/52	7,128,823	7,148,135
5.5% 10/1/52 to 11/1/52	3,037,698	3,078,153
6% 11/1/52	1,500,277	1,530,986
TOTAL FANNIE MAE		146,337,934
Freddie Mac - 19.9%
1.5% 7/1/35 to 6/1/51	2,361,958	1,891,183
2% 4/1/41 to 4/1/52	27,222,770	22,557,703
2.5% 6/1/31 to 1/1/52	25,954,053	22,500,843
3% 11/1/32 to 3/1/52	12,554,711	11,386,127
3.5% 11/1/33 to 5/1/52	12,353,168	11,502,363
4% 5/1/38 to 8/1/52 (c)	10,154,218	9,724,880
4.5% 10/1/39 to 7/1/49	4,808,558	4,777,569
5% 9/1/52 to 12/1/52	2,593,690	2,615,462
TOTAL FREDDIE MAC		86,956,130
Ginnie Mae - 31.5%
2% 1/20/51 to 4/20/51	2,865,104	2,447,584
2% 12/1/52 (e)	3,550,000	3,014,332
2% 12/1/52 (e)	3,550,000	3,014,332
2% 12/1/52 (e)	50,000	42,455
2% 12/1/52 (e)	3,475,000	2,950,649
2% 12/1/52 (e)	4,400,000	3,736,074
2% 12/1/52 (e)	8,800,000	7,472,148
2% 12/1/52 (e)	3,000,000	2,547,323
2% 12/1/52 (e)	2,100,000	1,783,126
2% 1/1/53 (e)	4,500,000	3,824,500
2% 1/1/53 (e)	2,950,000	2,507,172
2% 1/1/53 (e)	2,550,000	2,167,217
2% 1/1/53 (e)	6,000,000	5,099,333
2% 1/1/53 (e)	2,000,000	1,699,778
2% 1/1/53 (e)	1,975,000	1,678,531
2% 1/1/53 (e)	2,900,000	2,464,678
2.5% 8/20/47	16,386	14,512
2.5% 12/1/52 (e)	2,300,000	2,017,966
2.5% 12/1/52 (e)	4,700,000	4,123,670
2.5% 12/1/52 (e)	4,600,000	4,035,932
2.5% 12/1/52 (e)	9,250,000	8,115,734
2.5% 12/1/52 (e)	1,950,000	1,710,884
2.5% 12/1/52 (e)	2,300,000	2,017,966
2.5% 1/1/53 (e)	2,250,000	1,975,767
2.5% 1/1/53 (e)	2,300,000	2,019,673
2.5% 1/1/53 (e)	4,650,000	4,083,252
2.5% 1/1/53 (e)	2,850,000	2,502,639
2.5% 1/1/53 (e)	2,900,000	2,546,545
2.5% 1/1/53 (e)	4,650,000	4,083,252
3% 2/20/50 to 7/20/51	5,201,062	4,728,102
3% 12/1/52 (e)	2,700,000	2,435,226
3% 12/1/52 (e)	2,600,000	2,345,033
3% 12/1/52 (e)	3,650,000	3,292,065
3% 12/1/52 (e)	3,925,000	3,540,097
3% 1/1/53 (e)	5,250,000	4,738,443
3% 1/1/53 (e)	3,150,000	2,843,066
3.5% 9/20/40 to 6/20/50	12,671,032	11,895,460
3.5% 12/1/52 (e)	3,100,000	2,875,916
3.5% 12/1/52 (e)	1,500,000	1,391,572
3.5% 1/1/53 (e)	2,950,000	2,738,141
4% 10/20/40 to 5/20/49	4,252,527	4,125,947
4% 12/1/52 (e)	2,000,000	1,908,870
4.5% 12/1/52 (e)	2,700,000	2,644,840
5% 4/20/48 to 6/20/48	539,049	550,218
TOTAL GINNIE MAE		137,750,020
Uniform Mortgage Backed Securities - 49.9%
1.5% 12/1/37 (e)	1,000,000	873,988
1.5% 12/1/37 (e)	750,000	655,491
1.5% 12/1/37 (e)	650,000	568,092
1.5% 12/1/37 (e)	2,550,000	2,228,669
1.5% 12/1/37 (e)	2,100,000	1,835,374
1.5% 1/1/38 (e)	1,000,000	875,355
1.5% 1/1/38 (e)	4,100,000	3,588,955
1.5% 12/1/52 (e)	1,900,000	1,475,922
1.5% 12/1/52 (e)	1,900,000	1,475,922
1.5% 12/1/52 (e)	7,250,000	5,631,809
1.5% 12/1/52 (e)	3,650,000	2,835,324
1.5% 1/1/53 (e)	8,000,000	6,180,312
2% 12/1/37 (e)	950,000	853,397
2% 12/1/37 (e)	4,100,000	3,683,082
2% 12/1/37 (e)	8,900,000	7,994,982
2% 12/1/37 (e)	2,950,000	2,650,022
2% 12/1/37 (e)	1,200,000	1,077,975
2% 1/1/38 (e)	3,650,000	3,282,976
2% 1/1/38 (e)	6,050,000	5,441,645
2% 1/1/38 (e)	1,800,000	1,619,002
2% 12/1/52 (e)	1,525,000	1,254,217
2% 12/1/52 (e)	7,550,000	6,209,403
2% 12/1/52 (e)	6,025,000	4,955,186
2% 12/1/52 (e)	700,000	575,706
2% 12/1/52 (e)	2,275,000	1,871,045
2% 12/1/52 (e)	700,000	575,706
2% 12/1/52 (e)	7,150,000	5,880,428
2% 12/1/52 (e)	7,150,000	5,880,428
2% 12/1/52 (e)	3,700,000	3,043,019
2% 12/1/52 (e)	3,650,000	3,001,897
2% 12/1/52 (e)	3,650,000	3,001,897
2% 12/1/52 (e)	4,175,000	3,433,677
2% 12/1/52 (e)	2,100,000	1,727,119
2% 12/1/52 (e)	2,100,000	1,727,119
2% 1/1/53 (e)	3,750,000	3,087,363
2% 1/1/53 (e)	7,550,000	6,215,892
2% 1/1/53 (e)	1,900,000	1,564,264
2% 1/1/53 (e)	1,900,000	1,564,264
2% 1/1/53 (e)	400,000	329,319
2% 1/1/53 (e)	1,900,000	1,564,264
2% 1/1/53 (e)	7,550,000	6,215,892
2% 1/1/53 (e)	3,750,000	3,087,363
2.5% 12/1/37 (e)	350,000	323,258
2.5% 12/1/37 (e)	550,000	507,977
2.5% 12/1/37 (e)	550,000	507,977
2.5% 12/1/37 (e)	350,000	323,258
2.5% 12/1/52 (e)	1,800,000	1,538,156
2.5% 12/1/52 (e)	2,400,000	2,050,875
2.5% 12/1/52 (e)	1,100,000	939,984
2.5% 12/1/52 (e)	1,475,000	1,260,434
2.5% 12/1/52 (e)	1,850,000	1,580,883
2.5% 12/1/52 (e)	1,800,000	1,538,156
2.5% 12/1/52 (e)	1,400,000	1,196,344
2.5% 12/1/52 (e)	6,950,000	5,938,992
2.5% 12/1/52 (e)	3,450,000	2,948,133
2.5% 12/1/52 (e)	3,600,000	3,076,312
2.5% 1/1/53 (e)	5,300,000	4,533,363
2.5% 1/1/53 (e)	1,800,000	1,539,633
3% 12/1/52 (e)	2,250,000	1,991,777
3% 12/1/52 (e)	2,100,000	1,858,992
3% 12/1/52 (e)	2,750,000	2,434,395
3% 12/1/52 (e)	4,400,000	3,895,031
3% 12/1/52 (e)	4,500,000	3,983,555
3% 1/1/53 (e)	750,000	664,365
3% 1/1/53 (e)	1,550,000	1,373,021
3.5% 12/1/52 (e)	2,800,000	2,565,500
3.5% 12/1/52 (e)	1,100,000	1,007,875
3.5% 12/1/52 (e)	2,300,000	2,107,375
3.5% 12/1/52 (e)	4,600,000	4,214,750
3.5% 1/1/53 (e)	1,250,000	1,145,899
4% 12/1/52 (e)	2,000,000	1,892,500
4% 12/1/52 (e)	700,000	662,375
4% 12/1/52 (e)	6,100,000	5,772,125
4% 12/1/52 (e)	4,250,000	4,021,563
4.5% 12/1/52 (e)	2,800,000	2,725,626
4.5% 12/1/52 (e)	3,600,000	3,504,377
4.5% 1/1/53 (e)	2,850,000	2,774,298
5% 12/1/52 (e)	2,650,000	2,638,405
5% 12/1/52 (e)	200,000	199,125
5% 12/1/52 (e)	300,000	298,687
5% 12/1/52 (e)	900,000	896,062
5% 12/1/52 (e)	300,000	298,687
5% 12/1/52 (e)	1,800,000	1,792,124
5% 12/1/52 (e)	2,750,000	2,737,967
5.5% 12/1/52 (e)	2,500,000	2,528,516
5.5% 12/1/52 (e)	2,400,000	2,427,375
5.5% 12/1/52 (e)	900,000	910,266
6% 12/1/52 (e)	1,800,000	1,841,344
6% 12/1/52 (e)	1,800,000	1,841,344
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		218,402,798
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $615,943,557)		589,446,882

Asset-Backed Securities - 0.7%
	Principal Amount (a)	Value ($)
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (f)	137,176	135,092
Series 2022-1A Class A, 1.36% 4/15/32 (f)	378,047	369,634
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	794,333	650,636
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (f)(g)	40,996	37,937
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (f)	8,960	8,913
Series 2021-2 Class A, 0.91% 6/20/31 (f)	125,401	122,718
Series 2021-3 Class A, 0.83% 7/20/31 (f)	258,500	250,852
Series 2021-4 Class A, 0.84% 9/20/31 (f)	423,838	409,013
Series 2021-5 Class A, 1.31% 11/20/31 (f)	591,285	564,162
3.12% 3/20/32 (f)	788,223	757,560
TOTAL ASSET-BACKED SECURITIES (Cost $3,538,430)		3,306,517

Collateralized Mortgage Obligations - 3.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 3.6%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (f)	196,105	183,683
Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,413,079	1,179,375
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (f)	368,532	330,073
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(g)	123,730	117,548
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (f)	1,088,604	903,873
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (f)	236,414	230,837
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	199,787	187,324
Series 2021-HB5 Class A, 0.8006% 2/25/31 (f)	83,492	80,160
Series 2021-HB6 Class A, 0.8983% 6/25/36 (f)	194,380	183,080
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	254,730	238,013
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (f)	2,651,056	2,551,641
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (f)	50,640	48,924
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (f)(g)	911,657	839,893
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (f)	226,348	198,084
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (f)	55,459	46,852
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (f)(g)	878,459	844,197
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (f)	1,012,114	913,412
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	56,670	51,451
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	269,446	239,357
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (f)	1,184,637	1,047,088
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (f)(g)	331,105	321,172
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (f)	256,690	232,777
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	113,272	100,497
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(g)	149,033	130,424
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	342,954	324,723
Series 2022-HB1 Class A, 4.272% 4/25/32 (f)	172,285	167,020
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	477,141	435,338
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (f)(g)	2,465,500	2,173,900
Series 2022-K147 Class A2, 3.75% 7/25/62 (f)	1,421,229	1,301,791
TOTAL PRIVATE SPONSOR		15,602,507
U.S. Government Agency - 0.1%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	106,988	97,032
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (g)(h)	106,042	104,894
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	23,490	21,959
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	141,115	127,702
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	62,286	60,053
TOTAL U.S. GOVERNMENT AGENCY		411,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,501,996)		16,014,147

Commercial Mortgage Securities - 12.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (f)(g)(h)	275,000	264,897
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (f)(g)(h)	100,000	95,292
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	555,153
Class ANM, 3.112% 11/5/32 (f)	100,000	92,481
BANK:
sequential payer Series 2021-BN35 Class A5, 2.285% 6/15/64	13,000	10,440
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (g)(j)	2,000,000	49,820
Series 2021-BN33 Class XA, 1.1716% 5/15/64 (g)(j)	2,021,497	117,039
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	382,547
Series 2018-B2 Class ASB, 3.7802% 2/15/51	370,000	354,360
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,704
Series 2019-B12 Class XA, 1.1696% 8/15/52 (g)(j)	939,160	39,744
Series 2019-B14 Class XA, 0.9039% 12/15/62 (g)(j)	9,691,985	313,492
Series 2020-B17 Class XA, 1.5386% 3/15/53 (g)(j)	2,093,485	129,483
Series 2020-B18 Class XA, 1.9146% 7/15/53 (g)(j)	1,480,745	118,297
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (f)(g)(h)	94,000	92,702
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (f)(g)(h)	531,000	499,788
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (f)(g)(h)	1,480,000	1,440,121
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (f)(g)(h)	54,000	50,583
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (f)(g)(h)	475,000	453,272
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (f)(g)(h)	400,000	382,948
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (f)(g)(h)	1,288,679	1,236,236
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (f)(g)(h)	6,073	5,933
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (f)(g)(h)	680,000	663,741
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (f)(g)(h)	170,000	163,784
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (f)(g)(h)	479,000	459,317
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (f)(g)(h)	437,000	414,602
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 4.464% 9/15/34 (f)(g)(h)	600,000	571,800
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (f)(g)(h)	232,000	230,982
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (f)(g)(h)	501,323	487,029
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 4.5753% 1/15/34 (f)(g)(h)	111,000	107,186
Series 2021-SOAR Class A, 4.546% 6/15/38 (f)(g)	638,166	610,963
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (f)(g)(h)	119,000	115,819
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (f)(g)(h)	3,493,845	3,432,287
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 4.943% 12/15/37 (f)(g)(h)	652,000	638,094
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,894,999	1,813,769
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (f)(g)(h)	100,000	97,107
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (f)(g)(h)	100,000	96,227
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (f)(g)(h)	2,888,191	2,831,845
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	127,858	125,671
Series 2017-P7 Class AAB, 3.509% 4/14/50	344,420	331,409
Series 2013-GC17 Class A/S, 4.544% 11/10/46	500,000	488,209
Series 2015-GC33 Class AAB, 3.522% 9/10/58	171,087	165,377
Series 2019-GC41 Class XA, 1.1693% 8/10/56 (g)(j)	4,530,309	212,831
COMM Mortgage Trust sequential payer:
Series 2015-3BP Class A, 3.178% 2/10/35 (f)	900,000	830,765
Series 2016-COR1 Class ASB, 2.972% 10/10/49	558,826	529,987
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (f)(g)(h)	2,490,000	2,457,851
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (f)(g)(h)	488,000	474,460
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	100,000	94,846
CSAIL Commercial Mortgage Trust sequential payer Series 2016-C7 Class ASB, 3.3143% 11/15/49	642,407	617,340
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	633,652	602,858
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (f)(g)(h)	950,000	906,251
Class B, 1 month U.S. LIBOR + 1.120% 4.9962% 11/15/38 (f)(g)(h)	375,000	356,204
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (f)(g)(h)	650,144	625,286
Freddie Mac:
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	250,000	207,553
Series 2022-K150 Class A2, 3.71% 11/25/32	800,000	753,852
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (f)(g)(h)	922,983	904,892
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (f)(g)(h)	1,400,000	1,319,896
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (f)(g)(h)	963,000	896,320
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	43,021	41,395
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (f)(g)	906,072	887,540
Series 2013-GC13 Class A/S, 4.2141% 7/10/46 (f)(g)	140,000	137,842
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	269,396
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (f)(g)(h)	997,000	987,006
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 4.3908% 4/15/37 (f)(g)(h)	1,000,000	927,297
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	290,320	281,409
Series 2014-C22 Class ASB, 3.5036% 9/15/47	104,858	102,678
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	111,669
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	354,939	339,200
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	963,187
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (f)	54,811	54,670
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	42,530	42,272
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	215,728
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	606,697
Series 2013-C10 Class A/S, 3.3715% 12/15/47	300,000	298,497
Series 2013-C16 Class A/S, 4.5169% 12/15/46	37,000	36,198
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	301,783
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	55,102
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (f)(g)(h)	1,653,000	1,603,282
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (f)(g)(h)	400,000	384,962
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (f)(g)(h)	362,716	348,614
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/38 (f)(g)(h)	2,700,000	2,605,302
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	662,175	646,475
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	71,328
Series 2016-C30 Class ASB, 2.729% 9/15/49	728,613	695,344
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 4.825% 12/15/36 (f)(g)(h)	1,000,000	932,103
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	258,966
Series 2019-MEAD Class B, 3.283% 11/10/36 (f)(g)	26,000	23,469
Series 2021-L6 Class XA, 1.3449% 6/15/54 (g)(j)	991,831	63,819
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (f)	790,017	729,210
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/36 (f)(g)(h)	1,900,000	1,824,381
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 4.4516% 7/15/36 (f)(g)(h)	212,000	202,698
Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (f)(g)(h)	151,000	144,283
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	94,733
Series 2017-C3 Class ASB, 3.215% 8/15/50	285,778	270,654
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,750,000	1,682,258
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/42 (f)(g)(j)	1,600,000	43,494
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (f)(g)(h)	845,000	796,683
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	95,177	92,354
Series 2016-LC24 Class A3, 2.684% 10/15/49	177,134	161,143
Series 2018-C46 Class XA, 1.1006% 8/15/51 (g)(j)	1,101,080	30,249
Series 2019-C54 Class XA, 0.9587% 12/15/52 (g)(j)	5,922,015	255,374
WF-RBS Commercial Mortgage Trust:
Series 2013-C12 Class A/S, 3.56% 3/15/48	1,823,639	1,810,114
Series 2013-C16 Class A/S, 4.668% 9/15/46 (g)	830,000	813,590
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,390,315)		55,592,190

Money Market Funds - 21.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (k) (Cost $92,776,414)	92,757,862	92,776,414

TOTAL INVESTMENT IN SECURITIES - 175.0% (Cost $797,543,992)	765,947,878
NET OTHER ASSETS (LIABILITIES) - (75.0)%	(328,301,959)
NET ASSETS - 100.0%	437,645,919

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(4,500,000)	(3,820,985)
2% 12/1/52	(3,550,000)	(3,014,332)
2% 12/1/52	(3,475,000)	(2,950,649)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(700,000)	(594,375)
2% 12/1/52	(2,950,000)	(2,504,868)
2% 12/1/52	(2,550,000)	(2,165,225)
2% 12/1/52	(6,000,000)	(5,094,646)
2% 12/1/52	(2,000,000)	(1,698,215)
2% 12/1/52	(1,975,000)	(1,676,988)
2.5% 12/1/52	(2,300,000)	(2,017,966)
2.5% 12/1/52	(4,650,000)	(4,079,801)
2.5% 12/1/52	(4,700,000)	(4,123,670)
2.5% 12/1/52	(2,300,000)	(2,017,966)
2.5% 12/1/52	(2,850,000)	(2,500,523)
2.5% 12/1/52	(2,900,000)	(2,544,392)
2.5% 12/1/52	(4,650,000)	(4,079,801)
3% 12/1/52	(5,250,000)	(4,735,162)
3% 12/1/52	(3,150,000)	(2,841,097)
3.5% 12/1/52	(2,950,000)	(2,736,758)

TOTAL GINNIE MAE		(55,239,874)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(1,000,000)	(873,988)
1.5% 12/1/37	(4,100,000)	(3,583,350)
1.5% 12/1/52	(1,900,000)	(1,475,922)
1.5% 12/1/52	(8,000,000)	(6,214,410)
2% 12/1/37	(1,100,000)	(988,144)
2% 12/1/37	(3,650,000)	(3,278,841)
2% 12/1/37	(6,050,000)	(5,434,791)
2% 12/1/37	(1,800,000)	(1,616,963)
2% 12/1/52	(3,750,000)	(3,084,141)
2% 12/1/52	(7,550,000)	(6,209,403)
2% 12/1/52	(1,900,000)	(1,562,631)
2% 12/1/52	(1,900,000)	(1,562,631)
2% 12/1/52	(400,000)	(328,975)
2% 12/1/52	(1,900,000)	(1,562,631)
2% 12/1/52	(7,550,000)	(6,209,403)
2% 12/1/52	(7,550,000)	(6,209,403)
2% 12/1/52	(6,025,000)	(4,955,186)
2% 12/1/52	(700,000)	(575,706)
2% 12/1/52	(3,750,000)	(3,084,141)
2% 12/1/52	(550,000)	(452,341)
2% 12/1/52	(2,275,000)	(1,871,045)
2.5% 12/1/37	(900,000)	(831,234)
2.5% 12/1/37	(350,000)	(323,258)
2.5% 12/1/37	(550,000)	(507,977)
2.5% 12/1/52	(5,300,000)	(4,529,015)
2.5% 12/1/52	(1,800,000)	(1,538,156)
2.5% 12/1/52	(1,800,000)	(1,538,156)
2.5% 12/1/52	(1,850,000)	(1,580,883)
2.5% 12/1/52	(1,400,000)	(1,196,344)
3% 12/1/52	(1,900,000)	(1,681,945)
3% 12/1/52	(750,000)	(663,926)
3% 12/1/52	(1,550,000)	(1,372,113)
3.5% 12/1/52	(1,250,000)	(1,145,313)
4.5% 12/1/52	(2,850,000)	(2,774,298)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(1,000,000)	(995,625)
5% 12/1/52	(500,000)	(497,812)
5% 12/1/52	(1,200,000)	(1,194,749)
5% 12/1/52	(850,000)	(846,281)
5% 12/1/52	(200,000)	(199,125)
5% 12/1/52	(300,000)	(298,687)
5% 12/1/52	(900,000)	(896,062)
5% 12/1/52	(300,000)	(298,687)
5.5% 12/1/52	(1,650,000)	(1,668,820)
5.5% 12/1/52	(500,000)	(505,703)
6% 12/1/52	(1,500,000)	(1,534,453)
6% 12/1/52	(300,000)	(306,891)
6% 12/1/52	(1,800,000)	(1,841,344)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(92,100,028)

TOTAL TBA SALE COMMITMENTS (Proceeds $145,288,326)		(147,339,902)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	88	Mar 2023	18,071,625	48,807	48,807

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	95	Mar 2023	10,782,500	(84,771)	(84,771)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16	Mar 2023	1,737,125	(10,526)	(10,526)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	188	Mar 2023	23,876,000	(265,499)	(265,499)

TOTAL SOLD					(360,796)

TOTAL FUTURES CONTRACTS					(311,989)
The notional amount of futures purchased as a percentage of Net Assets is 4.1%
The notional amount of futures sold as a percentage of Net Assets is 8.4%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	8,208	559	8,767
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	520,000	7,114	(1,262)	5,852
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	980,000	13,407	(3,000)	10,407
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,651	(5,006)	(355)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,788	(3,235)	1,553
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,788	(3,037)	1,751
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	13,954	(11,292)	2,662
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	610,000	8,345	(5,471)	2,874
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	390,000	5,335	(8,066)	(2,731)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	350,000	4,788	(522)	4,266
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660,000	9,029	(5,917)	3,112
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,020,000	13,954	(12,158)	1,796
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	350,000	4,788	(1,399)	3,389
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600,000	8,208	(3,235)	4,973
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	890,000	12,176	(6,241)	5,935
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,350,000	18,469	(18,831)	(362)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,788	(2,736)	2,052
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	17,785	(8,935)	8,850
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	19,290	(10,087)	9,203
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	690,000	9,440	(6,545)	2,895
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,020,000	13,954	(13,850)	104

TOTAL CREDIT DEFAULT SWAPS						207,259	(130,266)	76,993

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	7,240,000	(65,779)	0	(65,779)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	5,290,000	(43,635)	0	(43,635)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	490,000	(4,499)	0	(4,499)
TOTAL INTEREST RATE SWAPS							(113,913)	0	(113,913)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,099,443.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $311,911.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $262,387.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,419,585 or 13.1% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	49,966,507	71,105,204	28,295,297	592,787	-	-	92,776,414	0.2%
Total	49,966,507	71,105,204	28,295,297	592,787	-	-	92,776,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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